Summary of Significant Accounting Policies - Nature of Operations (Details)		12 Months Ended
	Aug. 24, 2018 $ / shares	Dec. 31, 2019 Office $ / shares	Dec. 31, 2018 $ / shares
Business Acquisition [Line Items]
Common stock, par value | $ / shares		$ 1	$ 1
Number of full-service offices | Office		6
Number of mortgage loan production offices | Office		9
Meridian Bank
Business Acquisition [Line Items]
Common stock, par value | $ / shares	$ 1.00
Reorganization stock conversion ratio	1